Expense Example, No Redemption {- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-15 - Gold Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Gold Fund: Class A
Expense Example, No Redemption:
1 Year	$ 678
3 Years	896
5 Years	1,131
10 Years	1,806
Fidelity Advisor Gold Fund: Class M
Expense Example, No Redemption:
1 Year	484
3 Years	766
5 Years	1,069
10 Years	1,928
Fidelity Advisor Gold Fund: Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,899
Fidelity Advisor Gold Fund: Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Gold Fund: Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786